Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2018-C15
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278LAU3	3.321100%	20,496,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278LAV1	4.142800%	62,148,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278LAW9	4.197400%	34,111,000.00	21,332,544.77	420,080.81	74,617.69	0.00	0.00	494,698.50	20,912,463.96	43.84%	30.00%
A-3	90278LAX7	4.074600%	170,000,000.00	60,075,145.71	0.00	203,985.16	0.00	0.00	203,985.16	60,075,145.71	43.84%	30.00%
A-4	90278LAY5	4.340900%	165,779,000.00	165,779,000.00	0.00	599,691.72	0.00	0.00	599,691.72	165,779,000.00	43.84%	30.00%
A-S	90278LBB4	4.671800%	63,839,000.00	63,839,000.00	0.00	248,535.87	0.00	0.00	248,535.87	63,839,000.00	29.31%	20.13%
B	90278LBC2	4.922900%	30,708,000.00	30,708,000.00	0.00	125,977.01	0.00	0.00	125,977.01	30,708,000.00	22.32%	15.38%
C	90278LBD0	5.306241%	27,475,000.00	27,475,000.00	0.00	121,490.82	0.00	0.00	121,490.82	27,475,000.00	16.06%	11.13%
D	90278LAC3	5.306241%	8,456,000.00	8,456,000.00	0.00	37,391.31	0.00	0.00	37,391.31	8,456,000.00	14.14%	9.82%
D-RR	90278LAE9	5.306241%	21,444,000.00	21,444,000.00	0.00	94,822.53	0.00	0.00	94,822.53	21,444,000.00	9.26%	6.50%
E-RR	90278LAG4	5.306241%	7,273,000.00	7,273,000.00	0.00	32,160.24	0.00	0.00	32,160.24	7,273,000.00	7.60%	5.38%
F-RR	90278LAJ8	5.306241%	6,464,000.00	6,464,000.00	0.00	28,582.95	0.00	0.00	28,582.95	6,464,000.00	6.13%	4.38%
G-RR	90278LAL3	5.306241%	6,465,000.00	6,465,000.00	0.00	28,587.38	0.00	0.00	28,587.38	6,465,000.00	4.66%	3.38%
NR-RR*	90278LAN9	5.306241%	21,819,345.00	20,476,242.86	0.00	71,967.58	0.00	0.00	71,967.58	20,476,242.86	0.00%	0.00%
Z	90278LAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278LAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			646,477,345.00	439,786,933.34	420,080.81	1,667,810.26	0.00	0.00	2,087,891.07	439,366,852.53

X-A	90278LAZ2	1.042446%	452,534,000.00	247,186,690.48	0.00	214,732.32	0.00	0.00	214,732.32	246,766,609.67
X-B	90278LBA6	0.428396%	122,022,000.00	122,022,000.00	0.00	43,561.46	0.00	0.00	43,561.46	122,022,000.00
Notional SubTotal			574,556,000.00	369,208,690.48	0.00	258,293.78	0.00	0.00	258,293.78	368,788,609.67

Deal Distribution Total					420,080.81	1,926,104.04	0.00	0.00	2,346,184.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278LAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278LAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278LAW9	625.38608572	12.31511272	2.18749641	0.00000000	0.00000000	0.00000000	0.00000000	14.50260913	613.07097300
A-3	90278LAX7	353.38321006	0.00000000	1.19991271	0.00000000	0.00000000	0.00000000	0.00000000	1.19991271	353.38321006
A-4	90278LAY5	1,000.00000000	0.00000000	3.61741668	0.00000000	0.00000000	0.00000000	0.00000000	3.61741668	1,000.00000000
A-S	90278LBB4	1,000.00000000	0.00000000	3.89316672	0.00000000	0.00000000	0.00000000	0.00000000	3.89316672	1,000.00000000
B	90278LBC2	1,000.00000000	0.00000000	4.10241663	0.00000000	0.00000000	0.00000000	0.00000000	4.10241663	1,000.00000000
C	90278LBD0	1,000.00000000	0.00000000	4.42186788	0.00000000	0.00000000	0.00000000	0.00000000	4.42186788	1,000.00000000
D	90278LAC3	1,000.00000000	0.00000000	4.42186731	0.00000000	0.00000000	0.00000000	0.00000000	4.42186731	1,000.00000000
D-RR	90278LAE9	1,000.00000000	0.00000000	4.42186766	0.00000000	0.00000000	0.00000000	0.00000000	4.42186766	1,000.00000000
E-RR	90278LAG4	1,000.00000000	0.00000000	4.42186718	0.00000000	0.00000000	0.00000000	0.00000000	4.42186718	1,000.00000000
F-RR	90278LAJ8	1,000.00000000	0.00000000	4.42186726	0.00000000	0.00000000	0.00000000	0.00000000	4.42186726	1,000.00000000
G-RR	90278LAL3	1,000.00000000	0.00000000	4.42186852	0.00000000	0.00000000	0.00000000	0.00000000	4.42186852	1,000.00000000
NR-RR	90278LAN9	938.44443360	0.00000000	3.29833824	0.85133903	14.13451916	0.00000000	0.00000000	3.29833824	938.44443360
Z	90278LAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278LAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278LAZ2	546.22788670	0.00000000	0.47451091	0.00000000	0.00000000	0.00000000	0.00000000	0.47451091	545.29960107
X-B	90278LBA6	1,000.00000000	0.00000000	0.35699677	0.00000000	0.00000000	0.00000000	0.00000000	0.35699677	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	74,617.69	0.00	74,617.69	0.00	0.00	0.00	74,617.69	0.00
A-3	07/01/26 - 07/30/26	30	0.00	203,985.16	0.00	203,985.16	0.00	0.00	0.00	203,985.16	0.00
A-4	07/01/26 - 07/30/26	30	0.00	599,691.72	0.00	599,691.72	0.00	0.00	0.00	599,691.72	0.00
X-A	07/01/26 - 07/30/26	30	0.00	214,732.32	0.00	214,732.32	0.00	0.00	0.00	214,732.32	0.00
X-B	07/01/26 - 07/30/26	30	0.00	43,561.46	0.00	43,561.46	0.00	0.00	0.00	43,561.46	0.00
A-S	07/01/26 - 07/30/26	30	0.00	248,535.87	0.00	248,535.87	0.00	0.00	0.00	248,535.87	0.00
B	07/01/26 - 07/30/26	30	0.00	125,977.01	0.00	125,977.01	0.00	0.00	0.00	125,977.01	0.00
C	07/01/26 - 07/30/26	30	0.00	121,490.82	0.00	121,490.82	0.00	0.00	0.00	121,490.82	0.00
D	07/01/26 - 07/30/26	30	0.00	37,391.31	0.00	37,391.31	0.00	0.00	0.00	37,391.31	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	94,822.53	0.00	94,822.53	0.00	0.00	0.00	94,822.53	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	32,160.24	0.00	32,160.24	0.00	0.00	0.00	32,160.24	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	28,582.95	0.00	28,582.95	0.00	0.00	0.00	28,582.95	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	28,587.38	0.00	28,587.38	0.00	0.00	0.00	28,587.38	0.00
NR-RR	07/01/26 - 07/30/26	30	288,554.34	90,543.24	0.00	90,543.24	18,575.66	0.00	0.00	71,967.58	308,405.95
Totals			288,554.34	1,944,679.70	0.00	1,944,679.70	18,575.66	0.00	0.00	1,926,104.04	308,405.95

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,346,184.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,952,130.32	Master Servicing Fee	2,046.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,279.37
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	189.35
ARD Interest	0.00	Operating Advisor Fee	821.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	113.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,952,130.32	Total Fees	7,450.60

Principal		Expenses/Reimbursements
Scheduled Principal	420,080.81	Reimbursement for Interest on Advances	986.52
Unscheduled Principal Collections		ASER Amount	2,241.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,749.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	597.62
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	420,080.81	Total Expenses/Reimbursements	18,575.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,926,104.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	420,080.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,346,184.85
Total Funds Collected	2,372,211.13	Total Funds Distributed	2,372,211.12

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	439,786,933.34	439,786,933.34	Beginning Certificate Balance	439,786,933.34
(-) Scheduled Principal Collections	420,080.81	420,080.81	(-) Principal Distributions	420,080.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	439,366,852.53	439,366,852.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	440,073,708.88	440,073,708.88	Ending Certificate Balance	439,366,852.53
Ending Actual Collateral Balance	439,576,254.91	439,576,254.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP	Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP
5,000,000 or less	9	37,072,518.20	8.44%	27	5.2252	1.953279	1.30 or less	8	116,384,467.08	26.49%	27	4.9525	0.766557
5,000,001 to 10,000,000	9	74,891,699.69	17.05%	27	5.2243	1.361460	1.31 to 1.40	2	18,718,909.94	4.26%	28	5.4300	1.373529
10,000,001 to 15,000,000	8	102,053,280.49	23.23%	28	5.3500	1.349386	1.41 to 1.50	2	27,270,267.22	6.21%	28	5.3105	1.421558
15,000,001 to 20,000,000	3	49,797,936.55	11.33%	27	5.3473	1.607085	1.51 to 1.60	1	5,929,751.50	1.35%	28	5.4400	1.570000
20,000,001 to 25,000,000	1	20,475,000.00	4.66%	28	4.7000	2.490000	1.61 to 1.70	4	36,523,276.32	8.31%	27	5.6422	1.651489
25,000,001 to 30,000,000	3	88,636,561.78	20.17%	27	4.7690	1.341384	1.71 to 1.80	6	65,270,874.60	14.86%	27	5.1657	1.756323
30,000,001 to 35,000,000	1	33,030,000.00	7.52%	27	5.0800	2.090000	1.81 to 1.90	1	8,000,000.00	1.82%	25	4.9510	1.860000
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	57,137,646.90	13.00%	26	5.1596	1.974643
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	41,047,565.65	9.34%	27	5.0459	2.093221
Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345	2.26 to 2.50	2	27,021,315.53	6.15%	28	4.7823	2.434279
							2.51 or greater	1	2,652,921.97	0.60%	28	5.6000	5.150000
							Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	33,409,855.82	7.60%	28	5.4107	NAP	Virginia	4	11,580,006.10	2.64%	28	5.5514	1.475860
Alabama	1	15,038,413.92	3.42%	27	5.6980	1.650000	Washington	2	19,000,000.00	4.32%	27	5.2180	1.720000
California	2	45,759,522.63	10.41%	28	4.6663	1.148091	Wisconsin	3	3,607,456.45	0.82%	26	4.8699	1.985223
Connecticut	3	14,090,708.36	3.21%	28	5.1891	1.418361	Totals	78	439,366,852.53	100.00%	27	5.1546	1.545345
Delaware	1	10,000,000.00	2.28%	24	4.2775	1.740000
									Property Type³
Florida	5	28,917,996.87	6.58%	27	5.4038	2.074421
Georgia	5	19,869,626.90	4.52%	28	5.2770	0.027499		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	6	12,448,782.71	2.83%	27	5.4330	1.455965		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	5,842,585.25	1.33%	26	4.9180	1.980000	Defeased	10	33,409,855.82	7.60%	28	5.4107	NAP
Iowa	1	417,614.97	0.10%	27	4.5500	2.020000	Industrial	13	70,682,921.97	16.09%	27	5.0193	2.150382
Maryland	3	32,244,976.87	7.34%	26	5.1969	1.626416	Lodging	7	80,761,488.08	18.38%	27	5.6269	1.533581
Michigan	3	17,053,654.28	3.88%	28	5.6388	1.240258	Multi-Family	3	31,270,874.60	7.12%	27	5.2074	1.735696
Minnesota	1	971,451.23	0.22%	26	4.9180	1.980000	Office	7	59,785,666.01	13.61%	28	4.7595	0.771465
Missouri	1	42,954,842.67	9.78%	27	4.9968	1.030000	Other	1	8,000,000.00	1.82%	25	4.9510	1.860000
Nebraska	1	12,480,801.26	2.84%	27	5.2100	1.940000	Retail	37	155,456,046.04	35.38%	27	5.0674	1.543176
Nevada	1	6,546,315.53	1.49%	28	5.0397	2.260000	Totals	78	439,366,852.53	100.00%	27	5.1546	1.545345
New Jersey	1	24,000,000.00	5.46%	28	5.4815	1.790000
New Mexico	1	242,679.59	0.06%	27	4.5500	2.020000
New York	2	15,494,052.34	3.53%	25	4.9350	1.918041
North Carolina	1	5,505,561.63	1.25%	28	5.4300	1.310000
Ohio	6	16,948,031.09	3.86%	27	5.1075	1.821599
Pennsylvania	3	228,838.56	0.05%	27	4.5500	2.020000
South Carolina	2	5,452,708.40	1.24%	28	5.4300	1.400000
Tennessee	1	361,174.28	0.08%	27	4.5500	2.020000
Texas	7	38,899,194.81	8.85%	28	4.8701	2.299233

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP	Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP
	4.5000% or less	2	40,000,000.00	9.10%	27	4.3712	1.185000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	2	24,640,000.00	5.61%	28	4.6746	2.410554	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	10	144,008,199.99	32.78%	27	4.9985	1.435721	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	6	73,915,614.45	16.82%	28	5.2142	1.657025	49 months or greater	34	405,956,996.71	92.40%	27	5.1335	1.554413
	5.3001% to 5.5000%	6	48,648,661.44	11.07%	28	5.4566	1.602936	Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345
	5.5001% to 5.7000%	6	61,268,309.00	13.94%	27	5.6058	1.492995
	5.7001% or greater	2	13,476,211.83	3.07%	27	5.9213	1.895136
	Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP	Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP
	60 months or less	34	405,956,996.71	92.40%	27	5.1335	1.554413	Interest Only	12	183,670,000.00	41.80%	27	4.9015	1.827455
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	22	222,286,996.71	50.59%	27	5.3252	1.328805
	Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	33,409,855.82	7.60%	28	5.4107	NAP			No outstanding loans in this group
Underwriter's Information		2	22,963,493.84	5.23%	27	5.7150	1.797186
	12 months or less	30	373,769,686.49	85.07%	27	5.1008	1.547750
	13 months to 24 months	2	9,223,816.38	2.10%	24	5.0100	1.220000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	439,366,852.53	100.00%	27	5.1546	1.545345
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3A2A1	30315472	RT	St Louis	MO	Actual/360	4.997%	123,399.90	42,582.13	0.00	N/A	11/01/28	--	28,679,143.91	28,636,561.78	07/01/26
3A2A3	30315474				Actual/360	4.997%	61,699.95	21,291.06	0.00	N/A	11/01/28	--	14,339,571.97	14,318,280.91	07/01/26
4A21	30315461	IN	Various	Various	Actual/360	4.918%	127,048.33	0.00	0.00	10/06/28	10/06/33	--	30,000,000.00	30,000,000.00	08/06/26
4A22	30315462				Actual/360	4.918%	21,174.72	0.00	0.00	10/06/28	10/06/33	--	5,000,000.00	5,000,000.00	08/06/26
5A1	30315521	IN	Various	Various	Actual/360	5.080%	144,487.90	0.00	0.00	N/A	11/06/28	--	33,030,000.00	33,030,000.00	08/06/26
6	30501982	OF	Palo Alto	CA	Actual/360	4.402%	113,731.25	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	08/06/26
8A1	30501920	LO	Princeton	NJ	Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	08/06/26
8A2	30501921				Actual/360	5.481%	47,201.81	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	08/06/26
8A3	30501922				Actual/360	5.481%	18,880.72	0.00	0.00	N/A	12/06/28	--	4,000,000.00	4,000,000.00	08/06/26
9	30315523	RT	San Antonio	TX	Actual/360	4.700%	82,866.88	0.00	0.00	N/A	12/01/28	--	20,475,000.00	20,475,000.00	08/01/26
10	30315524	MF	Olympia	WA	Actual/360	5.218%	85,372.28	0.00	0.00	N/A	11/06/28	--	19,000,000.00	19,000,000.00	08/06/26
11	30501881	OF	Van Nuys	CA	Actual/360	5.168%	70,265.78	28,224.21	0.00	N/A	12/06/28	--	15,787,746.84	15,759,522.63	08/06/26
12	30501977	LO	Warren	MI	Actual/360	5.646%	70,196.54	37,554.26	0.00	N/A	12/06/28	--	14,438,286.57	14,400,732.31	08/06/26
13	30501711	LO	Orange Beach	AL	Actual/360	5.698%	73,909.03	24,737.50	0.00	N/A	11/06/28	--	15,063,151.42	15,038,413.92	08/06/26
14	30501734	RT	Various	Various	Actual/360	5.446%	65,574.26	20,497.60	0.00	N/A	11/06/28	--	13,982,877.40	13,962,379.80	08/06/26
15	30315525	LO	Laurel	MD	Actual/360	5.530%	63,472.89	22,547.68	0.00	N/A	11/06/28	--	13,329,195.88	13,306,648.20	08/06/26
16	30315526	RT	Various	Various	Actual/360	5.430%	61,889.19	22,621.55	0.00	N/A	12/06/28	--	13,235,969.86	13,213,348.31	08/06/26
18	30315273	RT	Gretna	NE	Actual/360	5.210%	56,062.83	15,401.91	0.00	N/A	11/01/28	--	12,496,203.17	12,480,801.26	08/01/26
19	30501913	MF	Kent	OH	Actual/360	5.191%	54,918.30	15,022.47	0.00	N/A	12/06/28	--	12,285,897.07	12,270,874.60	07/06/26
20	30315528	RT	St Charles	IL	Actual/360	5.505%	54,644.93	16,708.78	0.00	N/A	11/06/28	--	11,527,453.37	11,510,744.59	08/06/26
21	30315529	RT	Manchester	CT	Actual/360	5.280%	48,059.53	18,428.07	0.00	N/A	01/01/29	--	10,570,278.38	10,551,850.31	08/01/26
22	30315530	OF	Atlanta	GA	Actual/360	5.020%	40,112.37	26,078.05	0.00	N/A	12/01/28	--	9,279,303.44	9,253,225.39	08/01/26
23	30501856	MF	San Rafael	CA	Actual/360	5.306%	43,720.90	16,709.01	0.00	N/A	12/06/28	--	9,568,913.17	9,552,204.16	08/06/26
24	30501713	LO	Miami Beach	FL	Actual/360	5.970%	49,695.98	10,066.33	0.00	N/A	10/06/28	--	9,666,911.97	9,656,845.64	08/06/26
25	30315531	RT	Newark	DE	Actual/360	4.277%	36,834.03	0.00	0.00	N/A	08/01/28	--	10,000,000.00	10,000,000.00	08/01/26
26A4	30315532	RT	Silver Spring	MD	Actual/360	5.010%	19,926.50	6,945.15	0.00	N/A	08/06/28	--	4,618,853.34	4,611,908.19	11/06/25
26A5	30315533				Actual/360	5.010%	19,926.50	6,945.15	0.00	N/A	08/06/28	--	4,618,853.34	4,611,908.19	11/06/25
29	30315535	98	Bronx	NY	Actual/360	4.951%	34,106.89	0.00	0.00	N/A	09/05/28	--	8,000,000.00	8,000,000.00	08/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30501858	RT	Sparks	NV	Actual/360	5.040%	28,461.32	11,982.47	0.00	N/A	12/06/28	--	6,558,298.00	6,546,315.53	08/06/26
31	30315536	RT	Hinesville	GA	Actual/360	5.440%	27,825.06	10,134.18	0.00	N/A	12/01/28	--	5,939,885.68	5,929,751.50	08/01/26
33	30501842	OF	Palm Coast	FL	Actual/360	5.579%	27,647.12	9,581.99	0.00	N/A	12/06/28	--	5,754,853.85	5,745,271.86	08/06/26
34	30315538	RT	Asheville	NC	Actual/360	5.430%	25,787.16	9,425.65	0.00	N/A	12/06/28	--	5,514,987.28	5,505,561.63	08/06/26
35	30501823	LO	Oakwood	GA	Actual/360	5.656%	21,283.77	11,445.49	0.00	N/A	11/06/28	--	4,370,293.50	4,358,848.01	08/06/26
37	30501903	RT	Marion	VA	Actual/360	5.798%	19,100.27	6,125.18	0.00	N/A	12/06/28	--	3,825,491.37	3,819,366.19	08/06/26
38	30315540	Various Various		Various	Actual/360	4.550%	16,318.70	0.00	0.00	N/A	11/01/28	--	4,165,000.00	4,165,000.00	08/01/26
39	30501919	SS	Mount Airy	NC	Actual/360	5.300%	18,940.14	0.00	0.00	N/A	12/06/28	--	4,150,000.00	4,150,000.00	08/06/26
40	30315543	OF	Bradenton	FL	Actual/360	5.290%	17,570.54	4,616.81	0.00	N/A	12/06/28	--	3,857,182.46	3,852,565.65	08/06/26
41	30315544	IN	Marshall	MI	Actual/360	5.600%	12,814.24	4,408.13	0.00	N/A	12/01/28	--	2,657,330.10	2,652,921.97	08/01/26
Totals							1,952,130.32	420,080.81	0.00				439,786,933.34	439,366,852.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3A2A1	16,976,028.00	0.00	--	--	--	0.00	0.00	165,889.42	165,889.42	0.00	0.00
3A2A3	16,976,028.00	0.00	--	--	--	0.00	0.00	82,944.71	82,944.71	0.00	0.00
4A21	13,477,409.77	3,417,268.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A22	13,477,409.77	3,417,268.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	6,260,945.82	1,594,670.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	892,074.83	342,649.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	3,436,846.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	3,436,846.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	3,436,846.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,621,464.76	2,543,062.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,754,241.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,335,349.39	2,517,805.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	930,013.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,033,444.03	2,222,478.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,611,054.81	388,687.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	10,481,150.20	2,410,534.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,544,644.11	0.00	--	--	--	0.00	0.00	69,914.32	69,914.32	0.00	0.00
20	1,260,125.79	1,336,472.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,034,412.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(1,071,955.17)	(322,442.07)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	42,231,728.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	5,845,001.24	0.00	--	--	04/13/26	259,957.52	5,532.38	25,684.01	236,224.35	0.00	0.00
26A5	5,845,001.24	0.00	--	--	04/13/26	259,957.52	5,532.38	25,684.01	236,224.35	0.00	0.00
29	750,518.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,166,313.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,677,524.33	716,957.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	663,032.61	599,407.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	746,843.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	517,525.21	135,490.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,248,072.83	1,280,584.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	620,564.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,087,445.26	1,121,600.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	169,303,953.42	23,722,495.25				519,915.04	11,064.76	370,116.47	791,197.15	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	9,223,816.38	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154569%	5.134895%	27
07/17/26	1	12,285,897.07	0	0.00	3	18,806,619.85	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154746%	5.135072%	28
06/17/26	0	0.00	1	9,586,952.77	2	9,252,819.46	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.154939%	5.135265%	29
05/15/26	1	9,603,503.74	0	0.00	2	9,266,585.16	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155114%	5.135440%	30
04/17/26	0	0.00	0	0.00	2	9,281,577.88	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155305%	5.135630%	31
03/17/26	1	9,637,785.40	0	0.00	2	9,295,220.06	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155478%	5.135803%	32
02/18/26	2	15,652,681.58	2	9,312,674.96	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155699%	5.136024%	33
01/16/26	3	19,000,766.09	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.155869%	5.136194%	34
12/17/25	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156038%	5.136362%	35
11/18/25	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156222%	5.136547%	36
10/20/25	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156389%	5.136713%	37
09/17/25	0	0.00	0	0.00	0	0.00	3	24,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156571%	5.136895%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A2A1	30315472	07/01/26	0	B	165,889.42	165,889.42	0.00	28,679,143.91	04/08/26	98
3A2A3	30315474	07/01/26	0	B	82,944.71	82,944.71	0.00	14,339,571.97	04/08/26	98
19	30501913	07/06/26	0	B	69,914.32	69,914.32	0.00	12,285,897.07	10/17/25	2
26A4	30315532	11/06/25	8	6	25,684.01	236,224.35	0.00	4,677,161.55	10/27/25	2
26A5	30315533	11/06/25	8	6	25,684.01	236,224.35	0.00	4,677,161.55	10/27/25	2
Totals					370,116.47	791,197.15	0.00	64,658,936.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		19,223,816	10,000,000	9,223,816		0
25 - 36 Months		385,143,036	361,143,036	0		24,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		35,000,000	35,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	439,366,853	430,143,036	0	0	9,223,816	0
Jul-26	439,786,933	408,694,416	12,285,897	0	18,806,620	0
Jun-26	440,242,470	421,402,698	0	9,586,953	9,252,819	0
May-26	440,658,397	421,788,308	9,603,504	0	9,266,585	0
Apr-26	441,109,932	431,828,354	0	0	9,281,578	0
Mar-26	441,521,743	422,588,737	9,637,785	0	9,295,220	0
Feb-26	442,044,777	417,079,421	15,652,682	9,312,675	0	0
Jan-26	442,452,161	423,451,395	19,000,766	0	0	0
Dec-25	442,857,609	442,857,609	0	0	0	0
Nov-25	443,299,047	443,299,047	0	0	0	0
Oct-25	443,700,472	443,700,472	0	0	0	0
Sep-25	444,138,036	444,138,036	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3A2A1	30315472	28,636,561.78	28,679,143.91	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	266
3A2A3	30315474	14,318,280.91	14,339,571.97	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	266
19	30501913	12,270,874.60	12,285,897.07	27,600,000.00	11/08/18	1,480,472.11	1.76000	09/30/25	12/06/28	267
23	30501856	9,552,204.16	9,552,204.16		--	953,857.00	1.30000	--	12/06/28	267
26A4	30315532	4,611,908.19	4,677,161.55	68,500,000.00	12/17/25	5,427,691.24	1.22000	06/30/25	08/06/28	267
26A5	30315533	4,611,908.19	4,677,161.55	68,500,000.00	12/17/25	5,427,691.24	1.22000	06/30/25	08/06/28	267
Totals		74,001,737.83	74,211,140.21	1,095,800,000.00		45,888,834.25

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3A2A1	30315472	RT	MO	04/08/26	98

8/11/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribute additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management while the sponso r markets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation

	agreement in the near term.

3A2A3	30315474	Various	Various	04/08/26	98

8/11/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contribu te additional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management while the spo nsor markets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation

	agreement in the near term.

19	30501913	MF	OH	10/17/25	2

8/11/2026 - The Loan transferred to special servicing effective 10/24/2025. The loan is paid through the May 2026 payment. Various issues relating to insurance, mechanics liens, financial reporting, management change, etc., were being addressed with the B orrower. Special servicer was also evaluating an equity transfer request, though full information was not provided. Borrower has not paid costs and expenses of lender relating to the defaults and transfer to special servicing

	and is now approximately 1-mo nth behind on payments. Special servicer will pursue available rights and remedies and demand full compliance with the governing loan documents.

23	30501856	MF	CA	06/08/26	11

8/11/2026 - The consensual resolution, bring current of the defaulted loan and defeasance closed 7/22/2026. The Loan had transferred to Special Servicing 6/10/2026 for Payment default. Late payments had continued since October 2025 and

	monthly P&I payment s were outstanding for April, May and June 2026. UPB was $9.6MM, collateralized by a 40-unit garden style multifamily complex across 2 adjacent buildings in San Rafael, CA.

26A4	30315532	RT	MD	10/27/25	2

8/11/2026 - The Loan transferred to Special Servicing as of 10/28/2025 for imminent default. The collateral consists of a 347,758 SF, five-story vertical urban power center located on Colesville Rd in Downtown Silver Spring, Maryland,

approximately 6.6 mi les north of Washington, D.C. Borrower relayed to the Lender that they do not plan to infuse equity to address outstanding payables. Borrower consented to a receiver, Spinoso, who is in place since 1/20/2026. Receiver is

	focused on tenant retention and ne w leasing at the property. A renewal with Michael''s was secured this month.

26A5	30315533	Various	Various	10/27/25	2

8/11/2026 - The Loan transferred to Special Servicing as of 10/28/2025 for imminent default. The collateral consists of a 347,758 SF, five-story vertical urban power center located on Colesville Rd in Downtown Silver Spring, Maryland,

approximately 6.6 m iles north of Washington, D.C. Borrower relayed to the Lender that they do not plan to infuse equity to address outstanding payables. Borrower consented to a receiver, Spinoso, who is in place since 1/20/2026. Receiver is

	focused on tenant retention and n ew leasing at the property. A renewal with Michael''s was secured this month.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8A1	30501920	0.00	5.48150%	0.00	5.48150%	10	10/19/21	09/06/20	11/18/21
8A2	30501921	0.00	5.48150%	0.00	5.48150%	10	10/19/21	09/06/20	11/18/21
8A3	30501922	0.00	5.48150%	0.00	5.48150%	10	10/19/21	09/06/20	11/18/21
13	30501711	16,702,716.89	5.69800%	16,702,716.89	5.69800%	10	04/29/20	04/29/20	05/06/20
13	30501711	0.00	5.69800%	0.00	5.69800%	8	05/21/21	05/20/21	06/01/21
15	30315525	14,826,678.98	5.53000%	14,826,678.98	5.53000%	8	05/28/20	05/06/20	06/03/20
15	30315525	0.00	5.53000%	0.00	5.53000%	8	02/16/21	12/06/20	03/16/21
20	30315528	12,560,000.00	5.50500%	12,560,000.00	5.50500%	10	05/05/20	04/06/20	05/08/20
20	30315528	0.00	5.50500%	0.00	5.50500%	8	12/23/20	06/05/20	01/11/21
26A4	30315532	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
26A5	30315533	5,000,000.00	5.01000%	5,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
31	30315536	6,613,947.97	5.44000%	6,613,947.97	5.44000%	8	06/24/20	05/01/20	07/03/20
Totals		44,000,626.95		44,000,626.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1A1	30501930	03/17/22	35,000,000.00	326,000,000.00	777,255.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A2	30501429	02/18/21	12,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A4	30501431	02/18/21	5,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A5	30501432	02/18/21	5,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7A6	30501433	02/18/21	5,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
36	30501703	01/18/22	4,716,913.61	5,500,000.00	4,225,000.00	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	0.00	39,814.59	1,343,102.46	26.86%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			66,716,913.61	507,500,000.00	5,002,255.60	891,003.44	4,225,000.00	3,333,996.56	1,382,917.05	0.00	39,814.59	1,343,102.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A1	30501930	03/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A2	30501429	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A4	30501431	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A5	30501432	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A6	30501433	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	30501703	02/17/23	0.00	0.00	1,343,102.46	0.00	0.00	(39,814.59)	0.00	0.00	1,343,102.46
		01/18/22	0.00	0.00	1,382,917.05	0.00	0.00	1,382,917.05	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	1,343,102.46	0.00	0.00	1,343,102.46	0.00	0.00	1,343,102.46

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A2A1	0.00	0.00	6,173.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A2A3	0.00	0.00	3,086.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	986.52	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	597.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26A4	0.00	0.00	994.34	0.00	0.00	1,120.94	0.00	0.00	0.00	0.00	0.00	0.00
26A5	0.00	0.00	994.34	0.00	0.00	1,120.94	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,749.65	0.00	597.62	2,241.88	0.00	0.00	986.52	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,575.67

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Supplemental Notes
None

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